PROMISSORY NOTE (Details Narrative) - USD ($)				12 Months Ended
	Jan. 20, 2023	Aug. 17, 2022	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Nov. 04, 2022	Jan. 01, 2016
Debt Instrument [Line Items]
Debt instrument, interest rate							12.00%	2.00%
Debt discount					$ 9,680,000
Exit fee percent							15.00%
Proceeds from debt				$ 1,715,000
Escrow deposit					1,500,000
Debt instrument, redemption, percentage			15.00%
Increase in outstanding balance, percentage						10.00%
Description for uplisted term and trigger Events				In conjunction with the Merger Agreement, entered into on October 24, 2022, with Yotta Acquisition Corporation (Note 17), on November 4, 2022, the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note (the “August Note”), through which the August Note was amended and restated in its entirety. The Restructuring Agreement included key modifications, in which i) the Uplist terms were removed, ii) in the event that the Closing of the Merger does not occur on or before December 31, 2022, the then-current Outstanding Balance will be increased by 2% and shall increase by 2% every 30 days thereafter until the Closing or termination of the Merger Agreement, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). The Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of March 31, 2023
Loss in extinguishment				$ 2,383,088
Revalued debt amount				2,400,000
Change in fair value of restructed debt				(2,842,132)
Restructured August Note [Member]
Debt Instrument [Line Items]
Debt discount and accrued interest				1,933,000
Loss in extinguishment				157,000
Revalued debt amount				2,400,000
Change in fair value of restructed debt				467,000
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 144,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 631,968	$ 5,433,333
Debt instrument, interest rate	10.00%	12.00%
Debt discount	$ 56,868	$ 433,333
Cash received from debt instrument	$ 575,100
Exit fee percent	15.00%	15.00%
Transaction expense		$ 10,000
Proceeds from debt		1,100,000
Escrow deposit		3,900,000
Debt instrument, fair value		$ 3,400,000
Debt instrument, redemption, percentage		15.00%
Debt instrument outstanding face amount		$ 816,500
Increase in outstanding balance, percentage		10.00%
Debt instrument, payment terms		Following the Uplist, while the Note is still outstanding, ten days after the Company may have a sale of any of its shares of common stock or preferred stock, there shall be a Mandatory Prepayment equal to the greater of $3,000,000 or thirty-three percent of the gross proceeds of the equity sale
Payments for debt		$ 3,000,000